Commitments and contingencies (Details) - KRW (₩) ₩ in Millions		12 Months Ended
	Mar. 15, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 28, 2021
litigations [Line Items]
Loss contingency, claim damages		₩ 5,194,900
Events After Reporting Period [Member]
litigations [Line Items]
Loss Contingency Penalty Amount	₩ 50
Board Of Directors [Member]
litigations [Line Items]
Percentage of investment principal repaid to the Customer				40.00%
Gen2 Related Trust Instruments
litigations [Line Items]
Securities sold under agreements to repurchase		420,000
Lime Asset Management | Total Return Swap Agreement
litigations [Line Items]
Purchase of investments other than investments accounted for using equity method		200
Miscellaneous other provisions
litigations [Line Items]
Provisions and insurance contract liabilities		29,238
Provision used, other provisions		75,355	₩ 37,604
insurance contract Liabilities
litigations [Line Items]
Provisions and insurance contract liabilities		3,991
Unused Credit Commitments [Member]
litigations [Line Items]
Provision used, other provisions		₩ 90,452,012	₩ 86,979,545